ACCOUNTS RECEIVABLES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
SCHEDULE OF ACCOUNTS RECEIVABLE
	December 31, 2023	December 31, 2022
Trade receivables	$119,094	$136,274
Income tax advances	52,003	90,528
Interest receivable	17,494	-
Due from shareholders	843	1,002
	$189,434	$227,804

SCHEDULE OF ACCOUNTS RECEIVABLE
	September 30, 2024	December 31, 2023
Trade receivables	$109,401	$119,094
Income tax advances	32,856	52,003
Interest receivable	51,718	17,494
Due from shareholders	840	843
	$194,815	$189,434